                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C. 20549

                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

     1.   Name and address of issuer:

          Waddell & Reed Advisors Funds
          6300 Lamar Avenue
          P. O. Box 29217
          Shawnee Mission, Kansas 66201-9217

     2.   Name of each series or class of funds for which this Form is filed
          (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                            [  ]

          Waddell & Reed Advisors Accumulative Fund, Class A shares, Class B shares, Class C shares, Class Y shares

          Waddell & Reed Advisors Asset Strategy Fund, Class A shares, Class B shares, Class C shares, Class Y shares

          Waddell & Reed Advisors Continental Income Fund, Class A shares,
          Class B shares, Class C shares, Class Y shares

          Waddell & Reed Advisors Core Investment Fund, Class A shares, Class B shares, Class C shares, Class Y shares

          Waddell & Reed Advisors Dividend Opportunities Fund, Class A shares,
          Class B shares, Class C shares, Class Y shares

          Waddell & Reed Advisors Energy Fund, Class A shares, Class B shares,
          Class C shares, Class Y shares

          Waddell & Reed Advisors International Growth Fund, Class A shares,
          Class B shares, Class C shares, Class Y shares

          Waddell & Reed Advisors New Concepts Fund, Class A shares, Class B shares, Class C shares, Class Y shares

          Waddell & Reed Advisors Science and Technology Fund, Class A shares,
          Class B shares, Class C shares, Class Y shares

          Waddell & Reed Advisors Small Cap Fund, Class A shares, Class B shares, Class C shares, Class Y shares

          Waddell & Reed Advisors Tax-Managed Equity Fund, Class A shares,
          Class B shares, Class C shares

          Waddell & Reed Advisors Value Fund, Class A shares, Class B shares,
          Class C shares, Class Y shares

          Waddell & Reed Advisors Vanguard Fund, Class A shares, Class B shares, Class C shares, Class Y shares

     3.   Investment Company Act File Number:

          811-09435/CIK#1072962

          Securities Act File Number:

          333-82447

     4(a).     Last day of fiscal year for which this Form is filed:

               June 30, 2010

     4(b). [  ] Check box if this notice is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year).
                (See Instruction A.2)

       Note:  If the Form is being filed late, interest must be paid on the registration fee due.

     4(c). [  ] Check box if this is the last time the issuer will be filing this Form.

     5.   Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the fiscal year
               pursuant to Rule 24f:                             $2,288,784,948
                                                                 --------------

         (ii) Aggregate price of shares redeemed or repurchased during the
               fiscal year:                       $2,918,393,777
                                                  --------------

        (iii) Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
               the Commission:                    $1,144,673,785
                                                  --------------

         (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
                                                                 $4,063,067,562
                                                                 --------------

          (v)  Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:                      -$
                                                                 --------------

          (vi) Redemption credits available for use in future years -- if Item
               5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
               5(i)]:
                                                  $(1,774,282,614)
                                                  --------------

        (vii) Multiplier for determining registration fee (See Instruction
               C.9):                                           x  .0000713
                                                                 --------------
       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):
                                                                 =$0
                                                                 ==============

     6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
          (number of shares or other units) deducted here:___________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

     7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$
                                                                 --------------

     8.   Total of the amount of the registration fee due plus any interest due
          [line 5(viii) plus line 7]:
                                                                 =$
                                                                 ==============

     9.   Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:

               Method of Delivery:

                              [  ]   Wire Transfer
                              [  ]   Mail or other means

                                     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  ---------------------------------
                                Kristen A. Richards
                                Vice President and Assistant Secretary

     Date September 8, 2010
          -------------------------------

     *Please print the name and title of the signing officer below the signature.